Other Current and Other Non-Current Assets (Details) - Schedule of other current and other non-current assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of other current and other non-current assets [Abstract]
Input VAT receivable	$ 325,208	$ 134,746
Prepayments - office rental	1,515,585	952,616
Prepayments - insurance	503,978	292,095
Prepayments - others	17,709	51,920
Uniforms	15,450	17,954
Tools and supplies	84,724	135,553
Other current assets	2,462,654	1,584,884
Deposits	330,416	361,275
Other non-current assets	$ 330,416	$ 361,275